COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
22.	COMMITMENTS AND CONTINGENCIES

Capital Commitments

The Group’s capital commitments primarily relate to commitments in connection with the investment in CCLG. Total capital commitments contracted but not yet reflected in the financial statements amounted to $2.2 million and $2.3 million as of December 31, 2016 and 2017, respectively.

Operating lease commitments

The Group leases certain office premises under non-cancellable leases. Rental expenses under operating leases for the years ended December 31, 2015, 2016 and 2017 were $985,214, $2,243,907 and $1,223,390, respectively.

The future aggregate minimum lease payments under non-cancelable operating lease agreements were as follows:

Years ending December 31,	US$
2018	1,622,226
2019	1,441,236
2020	1,492,308
2021	1,566,186
2022	1,645,521
Thereafter	14,329,743
Total	22,097,220